Class A Ordinary Shares Subject to Possible Redemption - Summary of Class A Ordinary Shares Unaudited Condensed Balance Sheet (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Gross proceeds from initial public offering		$ 320,000,000	$ 320,000,000
Class A ordinary shares issuance costs		$ (6,430,750)	(5,790,750)
Common Class A [Member] | SVF INVESTMENT CORP 3 [Member]
Gross proceeds from initial public offering	$ 320,000,000		320,000,000
Class A ordinary shares issuance costs	(17,455,524)		(17,455,524)
Accretion of carrying value to redemption value	17,455,524		(17,455,524)
Class A ordinary shares subject to possible redemption	$ 320,000,000		$ 320,000,000